Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Current assets:
Cash and cash equivalents	$ 16,665	$ 196,147	$ 19,440
Restricted cash	1,498	1,944	807
Accounts receivable, net	150,186	141,378	144,954
Deferred tax assets, net	17,238	18,176	18,424
Prepaid expenses and other current assets	24,619	16,207	18,641
Total current assets	210,206	373,852	202,266
Property and equipment, net	164,164	159,486	153,635
Intangible assets, net	315,401	327,726	336,191
Goodwill	274,520	257,632	235,525
Restricted cash	50,000	50,000	50,000
Other assets	42,969	39,258	43,652
Total assets	1,057,260	1,207,954	1,021,269
Current liabilities:
Accounts payable	22,475	22,350	26,568
Accrued payroll and related costs	82,779	84,176	65,340
Other accrued liabilities	43,158	49,320	45,066
Obligations under capital lease, current	485	451	430
Current portion of long-term debt	6,554	168,000	5,600
Total current liabilities	155,451	324,297	143,004
Other long-term liabilities	76,923	69,314	68,936
Deferred tax liabilities, net	59,990	57,552	69,816
Obligations under capital lease, less current portion	5,690	6,058	6,509
Long-term debt, less current portion	$ 639,142	$ 635,195	$ 779,519
Commitments and Contingencies
Stockholders' Equity
Common stock	$ 370	$ 370	$ 253
Additional paid-in capital	277,280	272,943	90,072
Accumulated gain on derivatives	1,381	0	(1,880)
Accumulated deficit	(158,967)	(157,775)	(134,960)
Total stockholders' equity	120,064	115,538	(46,515)
Total liabilities and stockholders' equity	$ 1,057,260	$ 1,207,954	$ 1,021,269